Schedule of Investments ─ IQ Ultra Short Duration ETF

January 31, 2023 (unaudited)

	Principal Amount	Value
Long - Term Bonds 95.5%

Commercial Asset-Backed Securities — 13.6%

Asset Backed Securities — 13.6%
Amur Equipment Finance Receivables XI LLC
Series 2022-2A, A2, 5.300%, due 6/21/28	$214,000	$212,182
Avis Budget Rental Car Funding AESOP LLC
Series 2017-2A, A, 2.970%, due 3/20/24	250,000	249,462
Series 2018-1A, A, 3.700%, due 9/20/24	500,000	495,827
Ford Credit Auto Owner Trust 2018-REV2
Series 2018-2, A, 3.470%, due 1/15/30	500,000	495,990
Ford Credit Floorplan Master Owner Trust A
Series 2019-2, A, 3.060%, due 4/15/26	500,000	488,342
Hertz Vehicle Financing III LLC
Series 2022-3A, A, 3.370%, due 3/25/25	500,000	489,151
Neuberger Berman Loan Advisers CLO 32 Ltd., (Cayman Islands)
Series 2019-32A, BR, 6.198%, (3-Month LIBOR + 1.40%), due 1/20/32(a)	1,000,000	967,877
Oak Hill Credit Partners, (Cayman Islands)
Series 2021-8A, A, 5.985%, (3-Month LIBOR + 1.19%), due 1/18/34(a)	750,000	743,559
Octagon Investment Partners 51 Ltd., (Cayman Islands)
Series 2021-1A, A, 5.958%, (3-Month LIBOR + 1.15%), due 7/20/34(a)	1,000,000	986,087
Palmer Square CLO 2021-2 Ltd., (Cayman Islands)
Series 2021-2A, A, 5.942%, (3-Month LIBOR + 1.15%), due 7/15/34(a)	1,000,000	987,582
Romark CLO IV Ltd., (Cayman Islands)
Series 2021-4A, A1, 5.980%, (3-Month LIBOR + 1.17%), due 7/10/34(a)	1,000,000	985,557
TICP CLO XV Ltd., (Cayman Islands)
Series 2020-15A, A, 6.088%, (3-Month LIBOR + 1.28%), due 4/20/33(a)	1,000,000	995,465
		8,097,081
Total Commercial Asset-Backed Securities
(Cost $8,182,790)		8,097,081

Commercial Mortgage-Backed Securities — 1.6%

Mortgage Securities — 1.6%
COMM 2013-SFS Mortgage Trust
Series 2013-SFS, A2, 2.987%, due 4/12/35(a),(b)	500,000	495,161
Queens Center Mortgage Trust 2013-QC
Series 2013-QCA, A, 3.275%, due 1/11/37	500,000	465,195
		960,356
Total Commercial Mortgage-Backed Securities
(Cost $1,024,853)		960,356

Corporate Bonds — 44.0%

Basic Materials — 0.4%
International Flavors & Fragrances, Inc.
1.230%, due 10/1/25	280,000	251,786

Communications — 3.9%
T-Mobile USA, Inc.
1.500%, due 2/15/26	700,000	638,722
Verizon Communications, Inc.
5.114%, (SOFR + 0.79%), due 3/20/26(a)	1,720,000	1,713,857
		2,352,579
Consumer, Cyclical — 1.4%
General Motors Financial Co., Inc.
6.000%, due 1/9/28	200,000	205,832
6.050%, due 10/10/25	340,000	346,389
Warnermedia Holdings, Inc.
3.428%, due 3/15/24	315,000	308,302
		860,523
Consumer, Non-cyclical — 3.4%
GE HealthCare Technologies, Inc.
5.550%, due 11/15/24	265,000	267,265
Global Payments, Inc.
1.500%, due 11/15/24	470,000	440,567
Laboratory Corp. of America Holdings
3.250%, due 9/1/24	600,000	584,640
Mondelez International, Inc.
2.125%, due 3/17/24	500,000	485,604
PayPal Holdings, Inc.
3.900%, due 6/1/27	215,000	211,426
		1,989,502
Energy — 1.4%
Energy Transfer LP
5.550%, due 2/15/28	215,000	218,490
ONEOK, Inc.
5.850%, due 1/15/26	250,000	256,157
Plains All American Pipeline LP / PAA Finance Corp.
4.500%, due 12/15/26	350,000	341,672
		816,319
Financial — 18.4%
Air Lease Corp.
0.800%, due 8/18/24	900,000	838,533
American Express Co.
3.950%, due 8/1/25	630,000	620,326
Bank of America Corp.
4.200%, due 8/26/24	1,070,000	1,058,260
5.080%, (SOFR + 1.29%), due 1/20/27(a)	520,000	521,911
Bank of New York Mellon Corp. (The)
4.543%, (SOFR + 1.17%), due 2/1/29(a)	225,000	224,821
Blackstone Holdings Finance Co. LLC
5.900%, due 11/3/27	245,000	255,056
Blackstone Private Credit Fund
7.050%, due 9/29/25	230,000	233,213
Capital One Financial Corp.
4.166%, (SOFR + 1.37%), due 5/9/25(a)	670,000	659,083
Citigroup, Inc.
5.610%, (SOFR + 1.55%), due 9/29/26(a)	310,000	314,977
Citizens Bank NA/Providence RI
6.064%, (SOFR + 1.45%), due 10/24/25(a)	250,000	253,628
Corebridge Financial, Inc.
3.500%, due 4/4/25	800,000	773,157
Fifth Third Bancorp
6.361%, (SOFR + 2.19%), due 10/27/28(a)	525,000	555,508
Goldman Sachs Group, Inc. (The)
5.700%, due 11/1/24	550,000	558,061
Huntington National Bank (The)
4.008%, (SOFR + 1.21%), due 5/16/25(a)	675,000	664,622
JPMorgan Chase & Co.
3.845%, (SOFR + 0.98%), due 6/14/25(a)	760,000	746,700
5.546%, (SOFR + 1.07%), due 12/15/25(a)	215,000	216,735

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Financial (continued)
Manufacturers & Traders Trust Co.
4.700%, due 1/27/28	$265,000	$264,324
Morgan Stanley
4.679%, (SOFR + 1.67%), due 7/17/26(a)	420,000	416,490
5.050%, (SOFR + 1.30%), due 1/28/27(a)	680,000	682,361
PNC Financial Services Group, Inc. (The)
4.758%, (SOFR + 1.09%), due 1/26/27(a)	130,000	130,212
Realty Income Corp.
5.050%, due 1/13/26	200,000	200,549
State Street Corp.
4.857%, (SOFR + 0.60%), due 1/26/26(a)	90,000	90,329
Truist Financial Corp.
4.873%, (SOFR + 1.44%), due 1/26/29(a)	110,000	110,622
US Bancorp
4.653%, (SOFR + 1.23%), due 2/1/29(a)	230,000	229,805
Wells Fargo & Co.
4.540%, (SOFR + 1.56%), due 8/15/26(a)	350,000	346,614
		10,965,897
Industrial — 2.1%
Boeing Co. (The)
1.167%, due 2/4/23	500,000	499,915
1.950%, due 2/1/24	800,000	775,804
		1,275,719
Technology — 1.2%
Dell International LLC / EMC Corp.
5.250%, due 2/1/28	265,000	267,212
Oracle Corp.
2.300%, due 3/25/28	160,000	142,887
5.800%, due 11/10/25	330,000	339,227
		749,326
Utilities — 11.8%
American Electric Power Co., Inc.
2.031%, due 3/15/24	170,000	164,272
CenterPoint Energy, Inc.
4.777%, (SOFR + 0.65%), due 5/13/24(a)	1,515,000	1,497,694
Duke Energy Corp.
4.300%, due 3/15/28	295,000	290,727
Entergy Louisiana LLC
0.620%, due 11/17/23	394,000	380,873
Eversource Energy
Series T, 4.390%, (SOFR + 0.25%), due 8/15/23(a)	1,685,000	1,681,394
Pacific Gas and Electric Co.
3.250%, due 2/16/24	585,000	574,203
4.200%, due 3/1/29	398,000	368,144
Sempra Energy
3.300%, due 4/1/25	305,000	295,263
Southern California Edison Co.
1.100%, due 4/1/24	775,000	740,307
5.850%, due 11/1/27	210,000	221,050
Southern Co. (The)
5.150%, due 10/6/25	250,000	252,641
Virginia Electric and Power Co.
Series B, 3.750%, due 5/15/27	605,000	589,908
		7,056,476
Total Corporate Bonds
(Cost $26,725,986)		26,318,127

Foreign Bonds — 8.3%

Consumer, Cyclical — 1.5%
Daimler Truck Finance North America LLC, (Germany)
5.150%, due 1/16/26	150,000	150,867
Volkswagen Group of America Finance LLC, (Germany)
1.250%, due 11/24/25	800,000	723,156
		874,023
Financial — 6.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
1.650%, due 10/29/24	1,140,000	1,066,516
Bank of New Zealand, (New Zealand)
4.846%, due 2/7/28	265,000	266,396
Cooperatieve Rabobank UA, (Netherlands)
4.655%, (1 Year US CMT T-Note + 1.75%), due 8/22/28(a)	440,000	435,664
Credit Suisse AG, (Switzerland)
7.950%, due 1/9/25	450,000	460,959
Danske Bank A/S, (Denmark)
6.466%, (1 Year US CMT T-Note + 2.10%), due 1/9/26(a)	285,000	289,126
HSBC Holdings PLC, (United Kingdom)
7.336%, (SOFR + 3.03%), due 11/3/26(a)	420,000	443,310
Royal Bank of Canada, (Canada)
5.660%, due 10/25/24	295,000	299,945
Swedbank AB, (Sweden)
5.337%, due 9/20/27	350,000	354,174
Toronto-Dominion Bank (The), (Canada)
4.285%, due 9/13/24	270,000	267,789
		3,883,879
Utilities — 0.3%
Enel Finance America LLC, (Italy)
7.100%, due 10/14/27	200,000	214,354

Total Foreign Bonds
(Cost $5,058,639)		4,972,256

U.S. Treasury Bill — 1.7%
U.S. Treasury Bill, –%, due 4/20/23(c)
(Cost $990,132)	1,000,000	990,173

U.S. Treasury Notes — 23.8%
U.S. Treasury Note, 2.500%, due 3/31/23	2,380,000	2,371,795
U.S. Treasury Note, 3.500%, due 1/31/28	2,890,000	2,877,130
U.S. Treasury Note, 3.500%, due 1/31/30	335,000	333,796
U.S. Treasury Note, 4.125%, due 1/31/25	8,655,000	8,645,196
		14,227,917
Total U.S. Treasury Notes
(Cost $14,207,512)		14,227,917

United States Government Agency Mortgage-Backed Securities — 2.5%

Mortgage Securities — 2.5%
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2020-K108, 1.691%, due 3/25/30(a),(b)(d)	7,355,149	695,217
Series 2020-K119, 0.930%, due 9/25/30(a),(b)(d)	14,920,517	825,643
		1,520,860
Total United States Government Agency Mortgage-Backed Securities
(Cost $1,737,498)		1,520,860

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Short-Term Investment — 5.9%

Commercial Paper — 1.7%

Financial — 1.7%
Barclays Capital
0.000%, due 4/3/23(c) (Cost $995,885)	$1,000,000	$992,050

	Shares	Value
Money Market Fund — 4.2%

BlackRock Liquidity T-Fund, 4.07%(e)
(Cost $2,506,440)	2,506,440	2,506,440

Total Investments — 101.4%
(Cost $61,429,735)		60,585,260
Other Assets and Liabilities, Net — (1.4)%		(825,204)
Net Assets — 100.0%		$59,760,056

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2023.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
(e)	Reflects the 7-day yield at January 31, 2023.

Abbreviations
CMT	- Constant Maturity Treasury Index
LIBOR	- London InterBank Offered Rate
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

January 31, 2023 (unaudited)

Open futures contracts outstanding at January 31, 2023:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at January 31, 2023	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	RBC Capital Markets	March 2023	(8)	$(903,866)	$(916,125)	$(12,259)
U.S. 2 Year Note (CBT)	RBC Capital Markets	March 2023	(70)	(14,369,243)	(14,395,391)	(26,148)
U.S. 5 Year Note (CBT)	RBC Capital Markets	March 2023	(111)	(12,091,669)	(12,125,883)	(34,214)
						$(72,621)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $231,200 at January 31, 2023.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Commercial Asset-Backed Securities	$–	$8,097,081	$–	$8,097,081
Commercial Mortgage-Backed Securities	–	960,356	–	960,356
Corporate Bonds	–	26,318,127	–	26,318,127
Foreign Bonds	–	4,972,256	–	4,972,256
U.S. Treasury Bill	–	990,173	–	990,173
U.S. Treasury Notes	–	14,227,917	–	14,227,917
United States Government Agency Mortgage-Backed Securities	–	1,520,860	–	1,520,860
Short-Term Investment:
Commercial Paper	–	992,050	–	992,050
Money Market Fund	2,506,440	–	–	2,506,440
Total Investments in Securities	$2,506,440	$58,078,820	$–	$60,585,260
Liability Valuation Inputs
Other Financial Instruments:(g)
Futures Contracts	$(72,621)	$–	$–	$(72,621)

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.